Schedule of amount recognized in the consolidated balance sheets (Details)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Leases
Right-of-use assets	$ 38,905	$ 50,625	$ 100,993	$ 131,845	$ 218,146
Current	31,022	40,368	83,603	109,142	132,786
Non-current	7,883	10,257	17,390	22,703	85,360
Total operating lease liabilities	$ 38,905	$ 50,625	$ 100,993	$ 131,845	$ 218,146